Income Taxes - Changes in Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Net deferred tax liabilities at January 1,	$ 228	$ 295
Change in temporary differences	219	(58)
Translation differences	(23)	(9)
Net deferred tax liabilities at December 31,	$ 424	$ 228